Document and entity information - shares	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Document Information [Abstract]
Document Type	6-K
Document period end date	Jun. 30, 2016
Amendment flag	false
Document Period Focus	2016
Document Fiscal Period Focus	Q2
Entity Information [Abstract]
Current fiscal year end date	--12-31
Entity central index key	0001434754
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	SAFE BULKERS, INC.
Trading symbol	SB
Entity voluntary filers	No
Entity well known seasoned issuer	No
Class of Stock [Line Items]
Entity common stock shares outstanding	83,561,811
Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Entity preferred shares outstanding	1,524,731	1,569,526
Series C cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Entity preferred shares outstanding	2,300,000	2,300,000
Series D cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Entity preferred shares outstanding	3,200,000	3,200,000